Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016
CASH FLOW FROM OPERATING ACTIVITES:
Net loss	$ (1,591,703)	$ (197,296)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	37,500	4
Change in fair value of derivative	319,318	(128,333)
Loss on issuance of convertible debt	500,434	358,374
Impairment expense	194,320
Loan fees	22,537
Amortization of debt discount	360,566	11,102
Depreciation expense	772
Changes in Operating Assets and Liabilities:
Prepaids	(44,408)
Inventory	(198,817)	(189,823)
Other assets	(181,000)
Accounts payable	12,800	(2,672)
Accrued interest on convertible loans	21,002	1,845
Accruals, related party	18,000	18,000
Net Cash Used in Operating Activities	(528,679)	(128,799)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of vehicle	(15,125)
Net Cash Used in Investing Activities	(15,125)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible loans	507,250	183,500
Repayment of convertible loans	(40,000)
Loan from shareholder and related party	202	2,900
Net Cash Provided by Financing Activities	467,452	186,400
NET INCREASE (DECREASE) IN CASH	(76,352)	57,601
CASH AT BEGINNING OF YEAR	115,738	58,137
CASH AT END OF YEAR	39,386	115,738
Cash paid during period for:
Interest
Income Taxes
Non-Cash Financing Activities:
Common stock issued for debt	$ 302,750